Due from non-controlling interest (Detail) - Due From Non-Controlling Interest - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Opening Balance	$ 5,000	$ 44,180
Accrued interest on purchase price receivable		898
Amounts received from non-controlling interest, including interest	(5,000)	(17,500)
Non-monetary exchange for mineral properties		(22,578)
Total due from non-controlling interest		5,000
Less: non-current portion of due from non-controlling interest
Due from non-controlling interest recorded as a current asset		$ 5,000